Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Securitized ETF	Dec. 30, 2023
Fidelity Investment Grade Securitized ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(12.57%)
Since Inception	(7.31%)	[1]
Fidelity Investment Grade Securitized ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.99%)
Since Inception	(7.69%)	[1]
Fidelity Investment Grade Securitized ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.44%)
Since Inception	(5.67%)	[1]
LB371
Average Annual Return:
Past 1 year	(11.67%)
Since Inception	(6.86%)	[1]

[1]	AFrom March 2, 2021.